SHAREHOLDERS’ DEFICIT (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 23, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Jan. 01, 2021
Class of Stock [Line Items]
Preferred shares, shares authorized			5,000,000	5,000,000
Preferred shares, par value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Class A ordinary shares subject to possible redemption, shares		7,408,425	19,999,880
Warrant expire period		5 years	5 years
Warrant exercise price per share	$ 11.50	$ 0.01	$ 0.01
Shares issued price per share		$ 18.00	$ 18.00
Sale of stock description		In addition, if (x) the Company issues additional Class A ordinary share or equity-linked securities in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A ordinary share during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price	In addition, if (x) the Company issues additional Class A ordinary share or equity-linked securities in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A ordinary share during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price
Preferred shares, shares authorized		5,000,000	5,000,000	5,000,000
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price per share	$ 1.00		$ 1.00
Warrants issues		1,500,000	1,500,000
Warrants outstanding		$ 9,999,940	$ 7,796,842
Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding			9,999,940	$ 9,999,940
Private Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding			$ 7,796,842	$ 7,796,842
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized		500,000,000	500,000,000	500,000,000
Ordinary shares, par value		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding		0	0	0
Ordinary shares, shares issued		0	0	0
Class A ordinary shares subject to possible redemption, shares		7,408,425	19,999,880	19,999,880
Ordinary shares, voting rights		Holders of the Company’s Class A ordinary shares are entitled to one vote for each share	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized		50,000,000	50,000,000	50,000,000
Ordinary shares, par value		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding		5,833,083	5,833,083	5,833,083
Ordinary shares, shares issued		5,833,083	5,833,083	5,833,083
Issuance of class B ordinary share to sponsor, shares	99,999
Percentage of issued and outstanding shares after initial public offering		22.58%	22.58%	22.58%		22.58%
Ordinary shares, voting rights		Holders of the Company’s Class B ordinary shares are entitled to one vote for each share	Holders of the Company’s Class B ordinary shares are entitled to one vote for each share
Initial shareholders own issued percentage					44.10%
Initial shareholders own outstanding percentage					44.10%
Common Class B [Member] | Representative [Member]
Class of Stock [Line Items]
Common stock held by subsidiary		$ 99,999	$ 99,999	$ 99,999
Common Class B [Member] | EF Hutton [Member]
Class of Stock [Line Items]
Issuance of class B ordinary share to sponsor, shares		69,999	69,999	69,999
Common Class B [Member] | Jones Trading [Member]
Class of Stock [Line Items]
Issuance of class B ordinary share to sponsor, shares		30,000	30,000	30,000
Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Common stock held by subsidiary		$ 5,733,084	$ 5,733,084	$ 5,733,084	$ 5,733,084